STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (220,009)	$ (85,028)	$ (615,261)	$ (1,069,636)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	465	2,496	4,698	4,994
Amortization of intangibles	750	4,246	6,389	42,768
Amortization of original issue discount				55,000
Loss on extinguishment of debt		11,409	11,409
Loss on termination of operating lease		29,242	29,242
Intangible asset impairment charge			0	50,000
Share-based compensation expense	11,687		7,735	50,000
Changes in operating liabilities:
Accounts receivable	(5,000)	4,000	4,000	1,000
Prepaid expenses and other current assets	(7,409)	(831)	(465)	(1,005)
Accounts payable and accrued expenses	118,241	80,748	119,251	(33,524)
Accrued liabilities	91,255	(54,415)	67,597	125,286
Accrued interest payable		6,530	6,530	75,777
Deferred revenue		(53,000)	(53,000)	45,682
Accrued interest payable - related party	25,000	25,000	50,000	50,000
Net cash used in operating activities	14,980	(29,603)	(361,875)	(603,658)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from working capital funding loans		38,125	199,250	313,837
Repayments of working capital funding loans		(52,143)	(81,780)	(194,903)
Proceeds from convertible promissory note issuance				200,000
Repayment of convertible promissory note issuances				(26,890)
Principal repayments under operating lease obligations				(42,547)
Advances from related party			11,169	90,000
Strata agreement working capital advances	87,500
Advances from related party	51,750	1,669
Repayments to related party	(182,855)
Proceeds from sale of common stock (private placement)	32,720		187,500	241,249
Proceeds from sale of common stock (S-1)				49,253
Net cash provided by financing activities	(10,885)	(12,349)	316,139	629,999
NET CHANGE IN CASH AND CASH EQUIVALENTS	4,095	(41,952)	(45,736)	26,341
CASH AND CASH EQUIVALENTS, beginning of period	3,413	49,149	49,149	22,808
CASH AND CASH EQUIVALENTS, end of period	7,508	7,197	3,413	49,149
Cash paid for:
Interest
Income taxes
NON-CASH FINANCING ACTIVITIES:
Common stock issued in exchange for services rendered	45,000	45,000	89,999	25,000
Common stock issued in partial convertible note conversion		50,000	50,000
Common stock issued in connection with Convertible Note for no consideration				62,500
Common stock issued to employees as compensation	$ 11,687		7,735
Common stock issued as consideration paid for HomeQ			$ 1,548,000